UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4052

CitiFunds Trust III

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: August 31
Date of reporting period: November 30, 2005

ITEM 1.           SCHEDULE OF INVESTMENTS

CITIFUNDS TRUST III

CITI CONNECTICUT TAX FREE RESERVES

FORM N-Q
NOVEMBER 30, 2005

CITI CONNECTICUT TAX FREE RESERVES

Schedule of Investments (unaudited)	November 30, 2005

FACE
AMOUNT	RATING‡	SECURITY	VALUE

SHORT-TERM INVESTMENTS — 100.0%
Education — 16.3%
		Connecticut State, HEFA Revenue:
$ 5,465,000	A-1+	Avon Old Farms School, Series A, LOC-Fleet National Bank, 3.000%,
		12/1/05 (a)	$5,465,000
3,385,000	A-1+	Hartford Hospital Series B, LOC-Fleet National Bank, 2.950%,
		12/7/05 (a)	3,385,000
4,105,000	A-1+	Marvelwood School Issue, Series A, LOC-Wachovia Bank NA, 3.030%,
		12/1/05 (a)	4,105,000
2,700,000	A-1+	Quinnipac Universiy, Series G, LOC-JP Morgan Chase Bank, 2.950%,
		12/1/05 (a)	2,700,000
3,900,000	A-1+	Sacred Heart University, Series F, LOC-Fleet National Bank, 3.030%,
		12/1/05 (a)	3,900,000
5,000,000	VMIG1(b)	Updates-Stamford Hospital, Series H, MBIA-Insured, SPA-JP Morgan
		Chase Bank, 2.890%, 12/7/05 (a)	5,000,000
4,695,000	A-1+	Washington Montessori School, Series A, LOC-Wachovia Bank NA,
		3.030%, 12/1/05 (a)	4,695,000
		Yale University:
5,000,000	A-1+	Series U, 2.900%, 12/7/05 (a)	5,000,000
8,000,000	A-1+	Series V-2, 2.900%, 12/1/05 (a)	8,000,000
4,000,000	VMIG1(b)	University of Connecticut, Series 899, MBIA-Insured, LIQ-Morgan Stanley,
		3.010%, 12/1/05 (a)	4,000,000
2,475,000	A-1+	University of Puerto Rico Revenue, Municipal Trust Recipients, Series SG-
		21, LIQ- Societe Generale, 3.030%, 12/1/05 (a)	2,475,000

		Total Education	48,725,000

Electric — 1.5%
4,500,000	A-1+	Puerto Rico, Electric Power Authority Revenue, MSTC, SGA 44, MBIA-
		Insured, SPA-Societe Generale, 2.950%, 12/7/05 (a)	4,500,000

General Obligation — 21.5%
3,000,000	A-1	Commonwealth of Puerto Rico, P-Floats PA-944, MBIA-Insured, SPA-
		Merrill Lynch Capital Services Inc., 3.030%, 12/1/05 (a)	3,000,000
12,000,000	A-1+	Connecticut State, Series A, SPA-Landesbank Hessen-Thuringen, 3.030%,
		12/1/05 (a)	12,000,000
3,500,000	MIG1(b)	Easton, CT, BAN, 4.000% due 11/8/06	3,532,161
7,000,000	NR	Farmington, CT, BAN, 3.500% due 4/14/06	7,020,512
3,000,000	SP-1+	Glastonbury, CT, BAN, 3.500% due 5/15/06	3,010,294
6,385,000	Aa3(b)	Litchfield, CT, BAN, 3.500% due 2/14/06	6,400,379
10,000,000	SP-1+	New Britain, CT, BAN, 4.000% due 4/6/06	10,041,965
		Puerto Rico Commonwealth:
2,900,000	A-1	Government Development Bank, GO, MBIA-Insured, SPA-Credit Suisse,
		2.850%, 12/7/05 (a)	2,900,000
1,000,000	A	PA 620, MBIA-Insured, SPA-Merrill Lynch Capital Services Inc.,
		3.030%, 12/1/05 (a)	1,000,000
5,335,000	A-1	Puerto Rico Municipal Finance Agency, PA-638, FSA-Insured, LIQ-Merrill
		Lynch Capital Services Inc., 3.030%, 12/1/05 (a)	5,335,000
7,040,000	NR	Regional School District North 008, CT, BAN, 3.000% due 1/19/06	7,046,928
2,900,000	MIG1(b)	Stafford, CT, BAN, 4.500% due 11/29/06	2,935,746

		Total General Obligation	64,222,985

Hospitals — 17.4%
		Connecticut State:
5,075,000	VMIG1(b)	Development Authority Healthcare Revenue, Corporation Independent
		Living Project, LOC-Chase Manhattan Bank, 2.970%, 12/7/05 (a)	5,075,000
		HEFA Revenue:
6,000,000	A-1	Covenant Retirement, Series A, LOC-LaSalle Bank NA, 3.040%,
		12/1/05 (a)	6,000,000

See Notes to Schedule of Investments.

CITI CONNECTICUT TAX FREE RESERVES

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE
AMOUNT	RATING‡	SECURITY	VALUE

Hospitals (continued)
$ 7,800,000	A-1+	Gaylord Hospital Issue, Series A, LOC-Bank of America NA,
		2.950%, 12/7/05 (a)	$7,800,000
7,500,000	A-1+	Health Care Capital Asset, Series A-1, LOC-Fleet National Bank,
		2.950%, 12/7/05 (a)	7,500,000
3,665,000	VMIG1(b)	Middlesex Hospital, Series K, LOC-Wachovia Bank NA, 3.030%,
		12/1/05 (a)	3,665,000
3,580,000	A-1	Refunding, United Methodist Home, Series A, LOC-Wachovia Bank
		NA, 3.030%, 12/1/05 (a)	3,580,000
10,100,000	VMIG1(b)	Summerwood University Park, Series A, LOC-Toronto-Dominion
		Bank, 2.930%, 12/7/05 (a)	10,100,000
8,300,000	VMIG1(b)	Updates-Edgehill, Series C, LOC-KBC Bank NV, 2.860%,
		12/1/05 (a)	8,300,000

		Total Hospitals	52,020,000

Housing: Multi-Family — 3.5%
10,000,000	A-1+	Connecticut HFA, Mortgage Housing Finance, Subseries B-2, AMBAC-
		Insured, SPA-Depfa Bank PLC, 3.070%, 12/1/05 (a)(c)	10,000,000
500,000	A-1+	Hartford Redevelopment Agency Mortgage Revenue, Refunding, Housing
		Underwood Tower Project, FSA Insured, SPA-Societe Generale, 3.000%,
		12/1/05 (a)	500,000

		Total Housing: Multi-Family	10,500,000

Housing: Single Family — 3.7%
		Connecticut State, HFA, Housing Mortgage Finance Program:
3,500,000	A-1+	Series A-4, SPA-Depfa Bank PLC, 3.070%, 12/1/05 (a)(c)	3,500,000
1,737,000	A-1+	Series D-RMKT, 3.110%, 12/7/05 (a)(c)	1,737,000
1,000,000	A-1+	SubSeries D-3, AMBAC-Insured, SPA-Landesbank Hessen-Thuringen,
		2.970%, 12/1/05 (a)	1,000,000
4,885,000	A-1+	North Canaan Housing Authority Revenue, Geer Woods Projects, LOC-First
		Union National Bank, 3.030%, 12/1/05 (a)	4,885,000

		Total Housing: Single Family	11,122,000

Industrial Development — 0.9%
2,600,000	A-1+	Connecticut State Development Authority, IDR, Northeast Foods Inc. Project,
		LOC-Bank of America NA, 3.050%, 12/1/05 (a)(c)	2,600,000

Miscellaneous — 9.9%
1,000,000	A-1+	Connecticut State, Special Tax Obligation Revenue, Second Lien, FSA-
		Insured, SPA-Bank of America NA, 2.970%, 12/7/05 (a)	1,000,000
17,000,000	SP-1+	Danbury, CT, BAN, 4.000% due 8/4/06	17,133,732
4,125,000	A-1	Oxford, CT, BAN, 4.000% due 8/4/06	4,157,980
7,215,000	MIG1(b)	Seymour, CT, BAN, 4.000% due 8/16/06	7,272,020

		Total Miscellaneous	29,563,732

Transportation — 19.1%
10,010,000	A-1+	Capital City, EDA, Parking & Energy Fee Revenue, Series B, SPA-Fleet
		National Bank, 2.930%, 12/7/05 (a)	10,010,000
		Connecticut State, Special Tax Obligation Revenue:
8,700,000	A-1	PT-368, FGIC-Insured, SPA-Merrill Lynch Capital Services, 3.050%,
		12/1/05 (a)	8,700,000
22,450,000	A-1+	Refunding, Transportation Infrastruct-1, AMBAC-Insured, SPA-WestLB,
		3.060%, 12/7/05 (a)	22,450,000
8,500,000	A-1	MSTC, Class A, Series 2001-128, FGIC-Insured, LIQ-Bear Stearns Capital
		Markets, 3.000%, 12/1/05 (a)(c)(d)	8,500,000

See Notes to Schedule of Investments.

CITI CONNECTICUT TAX FREE RESERVES

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE
AMOUNT	RATING‡	SECURITY	VALUE

Transportation (continued)
		Puerto Rico Commonwealth, Highway & Transportation Authority:
$ 260,000	A-1+	Highway Revenue, PA-548R, MBIA-IBC-Insured, LIQ- Merrill Lynch
		Capital Services, 3.030%, 12/1/05 (a)	$260,000
7,015,000	A-1+	Transportation Revenue, Putters-Series 246, FSA-Insured, LIQ-JP
		Morgan Chase Bank, 3.070%, 12/1/05 (a)	7,015,000

		Total Transportation	56,935,000

Water and Sewer — 6.2%
5,000,000	A-1+	New Britain, CT, Revenue, AMBAC-Insured, SPA-Bank of Nova Scotia
		Trust Company, 3.010%, 12/7/05 (a)	5,000,000
7,220,000	A-1+	Puerto Rico Commonwealth, Infrastructure Financing Authority, Series PA-
		498, AMBAC-Insured, LIQ-Merrill Lynch Capital Services, 3.030%,
		12/1/05 (a)	7,220,000
6,195,000	A-1+	South Central Regional Water Authority, Water System Revenue, 18TH
		Series, Series B, Insured-MBIA, SPA-JP Morgan Chase Bank, 2.970%,
		12/7/05 (a)	6,195,000

		Total Water and Sewer	18,415,000

		TOTAL INVESTMENTS — 100.0% (Cost — $298,603,717#)	298,603,717
		Other Assets in Excess of Liabilities — 0.0%	126,505

		TOTAL NET ASSETS — 100.0%	$298,730,222

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise footnoted. All ratings are unaudited.

(a)	Variable rate demand obligations have a demand feature under which the fund could tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

(b)	Rating by Moody's Investors Service. All ratings are unaudited.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
AMBAC - Ambac Assurance Corporation
BAN - Bond Anticipation Notes
EDA - Economic Development Authority
FGIC - Financial Guaranty Insurance Company
FSA - Financial Security Assurance
GO - General Obligation
HEFA - Health & Educational Facilities Authority
HFA - Housing Finance Authority
IBC - Insured Bond Certificates
IDR - Industrial Development Revenue
LIQ - Liquidity Facility
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance Corporation
MSTC - Municipal Securities Trust Certificates
SPA - Standby Bond Purchase Agreement

See Notes to Schedule of Investments.

Bond Ratings
(unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal.
Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B,
CCC,
CC and C	—	Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation.
While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	—	Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—	Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—	Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B	—	Bonds rated “B” are generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Rating Service (“Fitch”)—Ratings from “AAA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal.
Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B,
CCC
and CC	—	Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.
“BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation.
While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Short-Term Security Ratings
(unaudited)

SP-1	—	Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest;
those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—	Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong;
those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.

MIG1		Moody’s highest rating for short-term municipal obligations.

P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1	—	Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments;
those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Citi Connecticut Tax Free Reserves (the “Fund”), is a separate diversified series of CitiFunds Trust III ("Trust"), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the Investment Company Act of 1940 (the “1940 Act”), which approximates market value. This method involves valuing portfolio securities at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to their compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CitiFunds Trust III

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	January 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	January 27, 2006

By	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer

Date:	January 27, 2006